SUPPLEMENT DATED FEBRUARY 23, 2009

TO PROSPECTUS DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED OCTOBER 3, 2008
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

On February 20, 2009, shares of the Lord Abbett Growth & Income Portfolio were substituted with shares of the SCSM Lord Abbett Growth & Income Fund, shares of Lord Abbett Mid-Cap Value Portfolio were substituted with shares of the SCSM Goldman Sachs Mid Cap Value Fund, shares of the PIMCO VIT Low Duration Portfolio were substituted with shares of the SCSM Goldman Sachs Short Duration Fund, and shares of the PIMCO VIT High Yield Portfolio were substituted with shares of the SCSM PIMCO High Yield Fund pursuant to an order of the Securities and Exchange Commission.  The substitutions occurred without charge and without the transfer counting against limits, if any, on the number of transfers permitted under your Policy each year.  Lord Abbett Growth & Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, PIMCO VIT Low Duration Portfolio and PIMCO VIT High Yield Portfolio are no longer available investment options under your Policy.

A current prospectus for the SCSM Lord Abbett Growth & Income Fund, SCSM Goldman Sachs Mid Cap Value Fund, SCSM Goldman Sachs Short Duration Fund and SCSM PIMCO High Yield Fund was sent to you prior to the substitution.  You should refer to that prospectus for a complete description of the Funds’ investment policies, risks, fees, expenses and all aspects of its operations.

If you were affected by the substitution, anytime prior to March 23, 2009, you may make one transfer of Account Value from SCSM Lord Abbett Growth & Income Fund, SCSM Goldman Sachs Mid Cap Value Fund, SCSM Goldman Sachs Short Duration Fund and SCSM PIMCO High Yield Fund to any of the available investment options without charge and without that transfer counting against limits, if any, on the number of transfers permitted under your Policy each year.

If you have any questions about the substitution, please call our Service Center at (800) 700-6554 or write to us at P.O. Box 81173, Wellesley Hills, MA 02481.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.